Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Current assets
Cash and cash equivalents	$ 1,087		$ 539
Restricted cash	0		100
Marketable securities	466		718
Trade and other receivables, net	749		1,219
Finance receivables, net	1,663	[1]	2,198	[1]
Inventories	1,537		1,714
Deferred taxes, net	74		474
Other current assets	261		273
Total current assets	5,837		7,235
Restricted cash	161		227
Trade and other receivables, net	94		122
Finance receivables, net	486		715
Investments in non-consolidated affiliates	62		60
Property and equipment, net	1,660		1,570
Goodwill	280		319
Intangible assets, net	171		234
Deferred taxes, net	189		1,583
Other noncurrent assets	162		226
Total assets	9,102	[2]	12,291	[2]
Current liabilities
Notes payable and current maturities of long-term debt	1,205		1,379
Accounts payable	1,686		2,122
Other current liabilities	1,462		1,297
Total current liabilities	4,353		4,798
Long-term debt	3,566		3,477
Postretirement benefits liabilities	3,405		3,210
Deferred taxes, net	42		59
Other noncurrent liabilities	996		719
Total liabilities	12,362		12,263
Redeemable equity securities	5		5
Stockholders' equity (deficit)
Series D convertible junior preference stock	3		3
Common stock (86.0 and 75.4 shares issued, respectively; and $.10 par value per share and 220.0 shares authorized at both dates)	9		7
Additional paid in capital	2,440		2,253
Accumulated deficit	(3,165)		(155)
Accumulated other comprehensive loss	(2,325)		(1,944)
Common stock held in treasury, at cost (6.8 and 4.9 shares, respectively)	(272)		(191)
Total stockholders' deficit attributable to Navistar International Corporation	(3,310)		(27)
Stockholders' equity attributable to non-controlling interests	45		50
Total stockholders' equity (deficit)	(3,265)		23
Total liabilities and stockholders' equity (deficit)	$ 9,102		$ 12,291

[1]	The current portion of finance receivables is computed based on contractual maturities. Actual cash collections typically vary from the contractual cash flows because of prepayments, extensions, delinquencies, credit losses, and renewals.
[2]	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.